Label	Element	Value
FundX Sustainable Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Sustainable Impact Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Sustainable Impact Fund (the “Sustainable Impact Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Sustainable Impact Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Impact Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Sustainable Impact Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Sustainable Impact Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Sustainable Impact Fund’s performance.  During the most recent fiscal year, the Sustainable Impact Fund’s portfolio turnover rate was 161% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	161.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund (Underlying Fund) Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund (Underlying Fund) Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Sustainable Impact Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Sustainable Impact Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Sustainable Impact Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sustainable Impact Fund is a fund-of-funds, which invests in mutual funds and ETFs (“Underlying Funds”).  Sustainable impact investing incorporates non-financial performance indicators that measure a company’s management of risks associated with environmental sustainability, social concerns, and corporate governance (“ESG Factors”) in an effort to generate long-term competitive investment performance and positive societal impact.  These ESG Factors include, but are not limited to:

Environmental	Social	Governance
• climate change	• working conditions, wage policies	• executive pay
• carbon footprint	• corporate diversity policies	• accountability
• resource exploitation	• racial and gender diversification	• bribery and corruption
• pollution and waste	• human rights and child labor policies	• political lobbying and donations
• deforestation	• employee relations	• board diversity and structure
• water usage	• effect on local communities	• tax strategies
• renewable energy	• health and safety
• conservation

The Sustainable Impact Fund seeks to invest substantially all and, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in sustainable impact investments.  Sustainable impact investments are the following:

•	Underlying Funds that self-identify as socially responsible impact (“SRI”) funds or environmental, social and governance (“ESG”) funds (collectively, “ESG Funds”); and

•	Underlying Funds that have an above-average ESG rating (“ESG Rating”), as calculated by the Advisor using Morningstar Portfolio Sustainability and ESG Scores, as described below.

ESG Funds

The Advisor employs a process of assessing Underlying Funds that self-identify as ESG Funds.  The Advisor reviews an Underlying Fund’s policies, actions and effectiveness with respect to the Underlying Fund’s use of proxy votes and access to corporate management.  The Advisor evaluates how an Underlying Fund uses proxy votes and access to corporate management to improve resource utilization, reign in excessive executive compensation, address climate change and other environmental, social and governance concerns.  This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other published reports.  The Advisor approves a select group of these ESG Funds for potential inclusion in the Sustainable Impact Fund’s portfolio regardless of their ESG Rating.

ESG Rating

Morningstar, an independent investment research firm specializing in mutual fund analysis, provides the Advisor with Morningstar Portfolio Sustainability and ESG Scores on a monthly basis.  The Advisor uses the data provided by Morningstar to screen Underlying Funds and identify those that have a base currency in U.S. dollars and have an above-average ESG Rating as calculated by the Advisor using Morningstar Portfolio Sustainability and ESG Scores.  The Advisor uses the data provided by Morningstar to perform a calculation to determine which Underlying Funds have an above-average ESG Rating.

The Morningstar Portfolio Sustainability and ESG Score is calculated based on company-level environmental, social and governance (“ESG”) scores and company involvement in ESG related controversies.  Morningstar’s methodology incorporates ESG scores on more than 6,500 companies globally, which are evaluated based on ESG Factors such as those described above.  In addition, Morningstar considers ESG related controversial incidents on more than 10,000 companies globally.

The Morningstar Portfolio Sustainability Score is calculated as follows:

Morningstar Portfolio Sustainability Score = Portfolio ESG Score – Portfolio Controversy Deduction

To receive a portfolio controversy score, at least 50% of an Underlying Fund’s portfolio assets under management must have a company controversy score.  These ESG related controversies may include environmental grievances, discriminatory behavior, fraud or other business related scandals.  To receive a portfolio ESG score by Morningstar, at least 50% of an Underlying Fund’s portfolio assets under management must have a company-level ESG score.  The company-level ESG score reflects how well a company is addressing ESG risks specific to its business.  For example, a company may be evaluated based on how it addresses a changing regulatory environment, measures and manages its carbon footprint, controls executive compensation, and/or monitors and encourages diversity among firm leadership.

The Advisor will periodically evaluate Morningstar’s services in relation to other third-party data providers’ services.  The Advisor may determine it is appropriate to change its current third-party data provider when the Advisor becomes aware that an alternative provider can offer sustainability data that is either more timely, has more comprehensive coverage, offers more effective analysis or offers substantially better pricing for comparable service.

Upgrading Strategy

Underlying Funds that meet one of the two selection criteria described above, are then further considered for investment in the portfolio of the Sustainable Impact Fund based on the Advisor’s Upgrading process.  The Advisor applies a performance-and risk-based ranking system to Underlying Funds and selects investments for the Sustainable Impact Fund based on these rankings.  The Advisor first classifies Underlying Funds by risk, separating the most aggressive Underlying Funds from the most conservative Underlying Funds.  Next, the Advisor ranks Underlying Funds by recent returns and invests in top performers.  Underlying Funds that are no longer top performers or fail to maintain an above-average ESG Rating are sold and replaced with other top performing Underlying Funds.  The Advisor to the Sustainable Impact Fund calls this process Upgrading and believes that this process will help the Sustainable Impact Fund adapt to changing markets.  The Advisor’s Underlying Fund rankings are updated monthly.

The Advisor has constructed several risk classes for Underlying Funds in which it invests.  These are: Sector Equity Underlying Funds, Aggressive Equity Underlying Funds, Core Equity Underlying Funds, Total Return Underlying Funds and Bond Underlying Funds.  Sector Equity Underlying Funds include international funds that may concentrate in a particular country or region, including emerging markets. These funds may use investing techniques such as short positions or use of derivative instruments such as options or futures in ways that may lead to increased volatility.  Aggressive Equity Underlying Funds include equity funds invested in small- or mid-sized companies.  Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  Core Equity Underlying Funds include international (foreign) or global (foreign and domestic) funds, which tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Total Return Underlying Funds may employ a wide variety of investment strategies and some of these funds may use derivative instruments such as futures, put options or short selling to a limited extent to lessen volatility.  Bond Underlying Funds have a primary objective of current income and preservation of capital.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Sustainable Impact Fund entails risk.  The Sustainable Impact Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Sustainable Impact Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Sustainable Impact Fund.  The following risks could affect the value of your investment:

•
Sustainable Impact Investing Policy (ESG Factors) Risk – The Sustainable Impact Fund’s sustainable impact investment policy, which incorporates an analysis of environmental, social and corporate governance factors, could cause the Sustainable Impact Fund to perform differently compared to similar funds that do not have such a policy.  This sustainable impact investment policy, which involves screening Underlying Funds using Morningstar Portfolio Sustainability and ESG Scores, may result in the Sustainable Impact Fund foregoing opportunities to buy certain Underlying Funds when it might otherwise be advantageous to do so, or selling its holdings in certain Underlying Funds for sustainable impact investment reasons when it might be otherwise disadvantageous for it to do so.  The Advisor monitors an Underlying Fund’s holdings based on the latest publicly available information.  The delay in obtaining public information regarding an Underlying Fund’s holdings could result in the Sustainable Impact Fund holding an Underlying Fund that no longer meets the Sustainable Impact Fund’s environmental, social and corporate governance investment criteria.

•
General Market Risk – General market risk is the risk that the value of the Sustainable Impact Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Third-Party Data Risk – The Sustainable Impact Fund’s investment process will depend upon the use of Morningstar Portfolio Sustainability and ESG Scores that are provided to the Advisor by an independent third-party source.  There is no guarantee that the Morningstar Portfolio Sustainability and ESG Scores will be accurate.  There is a risk that the Sustainable Impact Fund may at times hold Underlying Funds that do not meet the Advisor’s threshold for ESG Ratings.  The Sustainable Impact Fund’s performance may be negatively impacted in certain markets as a result of its reliance on Morningstar Portfolio Sustainability and ESG Scores and ESG Ratings.  The Morningstar Portfolio Sustainability and ESG Scores provided by Morningstar may be based on less than 100% of an Underlying Fund’s portfolio holdings.  There is a risk that portfolio holdings of an Underlying Fund that are not incorporated into available Morningstar Portfolio Sustainability and ESG Scores may not meet the Sustainable Impact Fund’s sustainable investment policy.  There can be no assurance that reliance on any particular Underlying Fund’s Morningstar Portfolio Sustainability and ESG Scores will be profitable for the Sustainable Impact Fund.

•
Management Risk – Management risk describes the Sustainable Impact Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Sustainable Impact Fund.

•
Foreign Securities Risk – The Underlying Funds held by the Sustainable Impact Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

•
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting those Underlying Funds to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Sustainable Impact Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Sustainable Impact Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Sustainable Impact Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to the Sustainable Impact Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Sustainable Impact Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Sustainable Impact Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Sustainable Impact Fund include the risks related to each Underlying Fund in which the Sustainable Impact Fund invests.  Although the Sustainable Impact Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Sustainable Impact Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Sustainable Impact Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Sustainable Impact Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Sustainable Impact Fund.  The bar chart below illustrates how the Sustainable Impact Fund’s total returns have varied from year to year.  The table below illustrates how the Sustainable Impact Fund’s average annual total returns for the 1‑year and since inception periods compare with a broad-based market index and secondary index provided to offer a broader market perspective.  The Sustainable Impact Fund has selected the Morningstar Global Market Large-Mid Cap Index (“Morningstar Global Index”) as its primary benchmark because the Advisor believes that the Morningstar Global Index is a more appropriate comparison given the Sustainable Impact Fund’s holdings of certain global or international Underlying Funds.  The Sustainable Impact Fund’s performance, before and after taxes is not necessarily an indication of how the Sustainable Impact Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.fundxfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Sustainable Impact Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Sustainable Impact Fund has selected the Morningstar Global Market Large-Mid Cap Index (“Morningstar Global Index”) as its primary benchmark because the Advisor believes that the Morningstar Global Index is a more appropriate comparison given the Sustainable Impact Fund’s holdings of certain global or international Underlying Funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundxfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Sustainable Impact Fund’s performance, before and after taxes is not necessarily an indication of how the Sustainable Impact Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Sustainable Impact Fund – SRIFX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2018	7.36%
Worst Quarter	Q4 2018	-14.08%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.08%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund’s primary benchmark. The Adviser believes that the new index is more appropriate given the Fund’s holding.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  The after‑tax returns are not relevant if you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2018
FundX Sustainable Impact Fund | Morningstar Global Market Large-Mid Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Global Market Large-Mid Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.43%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2017
FundX Sustainable Impact Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2017
FundX Sustainable Impact Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2017
FundX Sustainable Impact Fund | FundX Sustainable Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,651
Annual Return 2018	rr_AnnualReturn2018	(4.02%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2017
FundX Sustainable Impact Fund | FundX Sustainable Impact Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
FundX Sustainable Impact Fund | FundX Sustainable Impact Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.60%

[1]	The Morningstar Global Market Large-Mid Cap Index has replaced the MSCI ACWI Index as the Fund's primary benchmark. The Adviser believes that the new index is more appropriate given the Fund's holding.
[2]	Other Expenses and Acquired Fund (Underlying Fund) Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	FundX Investment Group, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay the Sustainable Impact Fund's expenses (excluding Acquired Fund Fees and Expenses, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Sustainable Impact Fund to 1.35% of the Sustainable Impact Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until January 31, 2020. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Sustainable Impact Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that the Sustainable Impact Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Sustainable Impact Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2020, by the Trust's Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.